Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total	[1],[2]	$ 26,003	$ 94,600	$ 7,988	$ 128,591
Argentinean Federal Government
Total	[3]	15,977			15,977
City of Buenos Aires
Total	[3]	292			292
Province of Buenos Aires
Total	[3]	823			823
Province of Chubut
Total	[3]	497	3,712	1,198	5,407
Province of Neuquén
Total	[3]	7,715	89,207	6,444	103,366
Province of Rio Negro
Total	[3]	168	206	51	425
Province of Salta
Total	[3]	283	$ 1,475	$ 295	2,053
Province of Santa Fe
Total	[3]	$ 248			$ 248

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 31, 2025 of Pesos 1,455.00 per US dollar was used to make such conversion.
[2]	Sums are rounded, so they may not add up.
[3]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Naci?n Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Naci?n Argentina as of December 31, 2025 of Pesos 1,455.00 per US dollar was used to make such conversion.